STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
25.	STOCK-BASED COMPENSATION PLANS

Details of stock-based compensation expense:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Phantom share units	$0.1	$–	$–	$–
Stock option awards	–	–	–	0.2
Restricted share units	–	–	–	0.1
	$0.1	$–	$–	$0.3

Phantom share units

The company established a phantom share unit (PSU) plan for its key executives in 2013.  Under the terms of this plan, senior executives are eligible for incentive remuneration paid to them in the form of PSUs.  Each PSU, once vested, entitles the holder to a cash payment equal to the incremental market value of the PSU.  Incremental market value is defined as the amount, if any, by which the market value of one common share of the company determined on the vesting date exceeds the market value determined on the grant date. The company applies a fair value-based method to record the PSUs granted to executives. Under the fair value method, compensation cost was initially measured at fair value at the date of grant and expensed over the plan’s vesting period. Compensation cost accrued over the vesting period will be recognized as a liability due to the fact that potential entitlements at the time of vesting will be paid in cash. Compensation cost must therefore be re-measured at fair value as of each reporting date with prospective adjustment to the amount of the expense.

As at December 31, 2013, the fair value of PSUs was estimated using the Black-Scholes option pricing model based the following assumptions:

	2013
	Vesting Date December 31, 2015	Vesting Date December 31, 2016
Risk-free interest rate	1.1%	1.4%
Annual dividends per share	Nil	Nil
Expected stock price volatility	77%	77%
Expected unit life (in years)	2.0	3.0
Average fair value of units granted (in dollars)	$0.61	$0.73

The risk-free interest rate was based on a zero-coupon Government of Canada bond with a remaining term approximately equivalent to the expected life of the PSU. The company estimated the annual dividends per share, expected stock price volatility and expected option life based on historical experience.

As at December 31, 2013, the total remaining unrecognized compensation cost associated with the PSUs totalled $0.6 million.

Changes in the number of PSUs outstanding during the years ended December 31 was as follows:

	2013
		Weighted average exercise price
	Number of options	(in dollars)
Beginning of year	–	$–
Granted	1,447,904	1.19
Exercised	(332,822)	1.20
Expired or cancelled	(166,411)	1.20
End of year	948,671	$1.19